Schedule of Notes Payable (Details) - USD ($)			6 Months Ended		12 Months Ended
		Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025		Jun. 30, 2024
Debt Instrument [Line Items]
Balance			$ 4,738,493	$ 3,442,987	$ 3,442,987		$ 1,549,366
Debt discount					(904,126)
Amortization of debt discount			907,116	109,867	332,021		638,194
Balance					4,738,493		3,442,987
Less: short term			5,096,218		1,576,250
Debt acquired in acquisition - SWC			19,484,000		759,776
Notes payable, beginning balance			4,738,493	3,442,987	3,442,987
Face amount of note					1,104,000
Debt acquired in acquisitions		$ 759,776			759,776	[1]
Non-cash increase of debt					73,750
Repayments					(33,490)
Conversion to Common Stock					(36,425)
Notes payable, ending balance					4,738,493		3,442,987
Short Term					4,271,103
Long Term					467,390
Default notes payable					3,062,271
Debt acquired in acquisitions		$ 67,262
Notes Payable, Current			1,576,250
Long-Term Debt			19,006,081		6,328,767
Six Loans [Member]
Debt Instrument [Line Items]
Repayments					(23,988)
Less: short term					1,590,274
Proceeds					1,547,000
Default notes payable					20,000
Debt acquired in acquisitions					67,262
Notes Payable, Current			1,590,274
Less: short term					1,576,250
Long-Term Debt					14,024
Loan #1 [Member]
Debt Instrument [Line Items]
Balance				738,470	738,470		685,256
Debt discount
Amortization of debt discount					3,090
Balance							738,470
Notes payable, beginning balance			741,560	738,470	738,470
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					741,560		738,470
Short Term					741,560
Long Term
Default notes payable					741,560
Loan #2 [Member]
Debt Instrument [Line Items]
Balance				619,000	619,000		376,569
Debt discount
Amortization of debt discount
Balance							619,000
Notes payable, beginning balance			619,000	619,000	619,000
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					619,000		619,000
Short Term					619,000
Long Term
Default notes payable					619,000
Loan #3 [Member]
Debt Instrument [Line Items]
Balance				160,941	160,941		94,058
Debt discount
Amortization of debt discount
Balance							160,941
Notes payable, beginning balance			160,941	160,941	160,941
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					160,941		160,941
Short Term					160,941
Long Term
Default notes payable					160,941
Loan #4 [Member]
Debt Instrument [Line Items]
Balance				160,941	160,941		89,170
Debt discount
Amortization of debt discount
Balance							160,941
Notes payable, beginning balance			160,941	160,941	160,941
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					160,941		160,941
Short Term					160,941
Long Term
Default notes payable					160,941
Loan #5 [Member]
Debt Instrument [Line Items]
Balance				160,941	160,941		86,253
Debt discount
Amortization of debt discount
Balance							160,941
Notes payable, beginning balance			160,941	160,941	160,941
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					160,941		160,941
Short Term					160,941
Long Term
Default notes payable					160,941
Loan #6 [Member]
Debt Instrument [Line Items]
Balance				200,000	200,000		172,081
Debt discount
Amortization of debt discount
Balance							200,000
Notes payable, beginning balance			200,000	200,000	200,000
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					200,000		200,000
Short Term					200,000
Long Term
Default notes payable					200,000
Loan #7 [Member]
Debt Instrument [Line Items]
Balance				59,321	59,321
Debt discount
Amortization of debt discount					2,679
Balance							59,321
Notes payable, beginning balance			62,000	59,321	59,321
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					62,000		59,321
Short Term					62,000
Long Term
Default notes payable					62,000
Loan #8 [Member]
Debt Instrument [Line Items]
Balance				58,177	58,177
Debt discount
Amortization of debt discount					3,823
Balance							58,177
Notes payable, beginning balance			62,000	58,177	58,177
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					62,000		58,177
Short Term					62,000
Long Term
Default notes payable					62,000
Loan #9 [Member]
Debt Instrument [Line Items]
Balance				158,781	158,781
Debt discount
Amortization of debt discount					11,807
Balance							158,781
Notes payable, beginning balance			170,588	158,781	158,781
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					170,588		158,781
Short Term					170,588
Long Term
Default notes payable					170,588
Loan #10 [Member]
Debt Instrument [Line Items]
Balance				353,384	353,384
Debt discount
Amortization of debt discount					34,916
Balance							353,384
Notes payable, beginning balance			388,300	353,384	353,384
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					388,300		353,384
Short Term					388,300
Long Term
Default notes payable					388,300
Loan #11 [Member]
Debt Instrument [Line Items]
Balance				292,022	292,022
Debt discount
Amortization of debt discount					43,978
Balance							292,022
Notes payable, beginning balance			336,000	292,022	292,022
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					336,000		292,022
Short Term					336,000
Long Term
Default notes payable					336,000
Loan #12 [Member]
Debt Instrument [Line Items]
Balance				343,509	343,509
Debt discount
Amortization of debt discount					51,491
Balance							343,509
Notes payable, beginning balance			395,000	343,509	343,509
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					395,000		343,509
Short Term					395,000
Long Term
Default notes payable
Loan #13 [Member]
Debt Instrument [Line Items]
Debt discount					(70,950)
Amortization of debt discount					51,895
Notes payable, beginning balance			453,945
Face amount of note					473,000
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					453,945
Short Term					453,945
Long Term
Default notes payable
Loan #14 [Member]
Debt Instrument [Line Items]
Debt discount					(30,900)
Amortization of debt discount					9,962
Notes payable, beginning balance			185,062
Face amount of note					206,000
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					185,062
Short Term					185,062
Long Term
Default notes payable
Loan #15 [Member]
Debt Instrument [Line Items]
Debt discount					(42,500)
Amortization of debt discount					10,905
Notes payable, beginning balance			393,405
Face amount of note					425,000
Debt acquired in acquisitions
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					393,405
Short Term
Long Term					393,405
Default notes payable
Loan #16 [Member]
Debt Instrument [Line Items]
Balance				71,500	71,500		45,979
Debt discount
Amortization of debt discount
Balance							71,500
Notes payable, beginning balance			72,225	71,500	71,500
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt					37,150
Repayments
Conversion to Common Stock					36,425
Notes payable, ending balance					72,225		71,500
Short Term					72,225
Long Term
Default notes payable
Loan #17 [Member]
Debt Instrument [Line Items]
Balance				66,000	66,000
Debt discount
Amortization of debt discount
Balance							66,000
Notes payable, beginning balance			102,600	66,000	66,000
Face amount of note
Debt acquired in acquisitions
Non-cash increase of debt					36,600
Repayments
Conversion to Common Stock
Notes payable, ending balance					102,600		66,000
Short Term					102,600
Long Term
Default notes payable
Loan #19 [Member]
Debt Instrument [Line Items]
Debt discount					(180,154)
Amortization of debt discount					48,662
Notes payable, beginning balance			15,172
Debt acquired in acquisitions	[2]				180,154
Non-cash increase of debt
Repayments					(33,490)
Conversion to Common Stock
Notes payable, ending balance					15,172
Short Term
Long Term					15,172
Default notes payable
Loan #20 [Member]
Debt Instrument [Line Items]
Debt discount					(102,289)
Amortization of debt discount					10,379
Notes payable, beginning balance			10,379
Debt acquired in acquisitions	[2]				102,289
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					10,379
Short Term
Long Term					10,379
Default notes payable
Loan #21 [Member]
Debt Instrument [Line Items]
Debt discount					(124,221)
Amortization of debt discount					12,604
Notes payable, beginning balance			12,604
Debt acquired in acquisitions	[2]				124,221
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					12,604
Short Term
Long Term					12,604
Default notes payable
Loan #22 [Member]
Debt Instrument [Line Items]
Debt discount					(133,700)
Amortization of debt discount					13,566
Notes payable, beginning balance			13,566
Debt acquired in acquisitions	[2]				133,700
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					13,566
Short Term
Long Term					13,566
Default notes payable
Loan #23 [Member]
Debt Instrument [Line Items]
Debt discount					(30,000)
Amortization of debt discount					3,045
Notes payable, beginning balance			3,045
Debt acquired in acquisitions	[2]				30,000
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					3,045
Short Term
Long Term					3,045
Default notes payable
Loan #24 [Member]
Debt Instrument [Line Items]
Debt discount					(85,519)
Amortization of debt discount					8,677
Notes payable, beginning balance			8,677
Debt acquired in acquisitions	[2]				85,519
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					8,677
Short Term
Long Term					8,677
Default notes payable
Loan #25 [Member]
Debt Instrument [Line Items]
Debt discount					(54,843)
Amortization of debt discount					5,565
Notes payable, beginning balance			5,565
Debt acquired in acquisitions	[2]				54,843
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					5,565
Short Term
Long Term					5,565
Default notes payable
Loan #28 [Member]
Debt Instrument [Line Items]
Debt discount					(49,050)
Amortization of debt discount					4,977
Notes payable, beginning balance			4,977
Debt acquired in acquisitions	[2]				49,050
Non-cash increase of debt
Repayments
Conversion to Common Stock
Notes payable, ending balance					4,977
Short Term
Long Term					4,977
Default notes payable
Loan #18 [Member] | Six Loans [Member]
Debt Instrument [Line Items]
Repayments					(20,750)
Less: short term					9,250
Proceeds
Default notes payable
Debt acquired in acquisitions					30,000
Notes Payable, Current			9,250
Less: short term					9,250
Long-Term Debt
Loan #18 [Member]
Debt Instrument [Line Items]
Debt acquired in acquisitions	[3]						30,000
Loan #26 [Member]
Debt Instrument [Line Items]
Debt acquired in acquisitions	[3]						8,631
Loan #26 [Member] | Six Loans [Member]
Debt Instrument [Line Items]
Repayments					(1,619)
Less: short term					7,012
Proceeds
Default notes payable
Debt acquired in acquisitions					8,631
Notes Payable, Current			7,012
Less: short term
Long-Term Debt					7,012
Loan #27 [Member]
Debt Instrument [Line Items]
Debt acquired in acquisitions	[3]						8,631
Loan #27 [Member] | Six Loans [Member]
Debt Instrument [Line Items]
Repayments					(1,619)
Less: short term					7,012
Proceeds
Default notes payable
Debt acquired in acquisitions					8,631
Notes Payable, Current			7,012
Less: short term
Long-Term Debt					7,012
Loan #29 [Member]
Debt Instrument [Line Items]
Debt acquired in acquisitions	[3]						20,000
Loan #29 [Member] | Six Loans [Member]
Debt Instrument [Line Items]
Repayments
Less: short term					20,000
Proceeds
Default notes payable					20,000
Debt acquired in acquisitions					20,000
Notes Payable, Current			20,000
Less: short term					20,000
Long-Term Debt
Loan #30 [Member] | Six Loans [Member]
Debt Instrument [Line Items]
Repayments
Less: short term					997,000
Proceeds					997,000
Default notes payable
Debt acquired in acquisitions
Notes Payable, Current			997,000
Less: short term					997,000
Long-Term Debt
Loan #31 [Member] | Six Loans [Member]
Debt Instrument [Line Items]
Repayments
Less: short term					550,000
Proceeds					550,000
Default notes payable
Debt acquired in acquisitions
Notes Payable, Current			550,000
Less: short term					550,000
Long-Term Debt
Notes Payable Payables [Member]
Debt Instrument [Line Items]
In-Default			20,000
Balance			1,590,274
Settlement of pre-existing debt of target acquisition			(1,547,000)
Debt acquired in acquisition - Victorville			3,475,000
Debt discount			(251,284)
Debt acquired in acquisition - Rancho Mirage			1,700,000
Amortization of debt discount			144,790
Repayments			(15,562)		(23,988)
Balance			5,096,218		1,590,274
Less: short term			5,096,218		1,576,250
Long term					14,024
Proceeds					1,547,000
Debt acquired in acquisition - SWC					67,262
Notes Payable, Current			$ 1,576,250
Notes Payable Payables [Member] | Loan 2627 [Member]
Debt Instrument [Line Items]
Date of Note			September 10, 2021
Maturity Date of Note			September 10, 2026
Interest rate percentage			8.99%
Default Interest Rate			20.00%
In-Default
Collateral			Vehicle
Balance			$ 14,024
Settlement of pre-existing debt of target acquisition
Debt acquired in acquisition - Victorville
Debt discount
Debt acquired in acquisition - Rancho Mirage
Amortization of debt discount
Repayments			(6,312)		(3,238)
Balance			7,712		14,024
Less: short term			7,712
Long term					14,024
Proceeds
Debt acquired in acquisition - SWC					17,262
Notes Payable, Current
Notes Payable Payables [Member] | Loan 18 29 30 And 31 [Member]
Debt Instrument [Line Items]
Date of Note			June 15, 2018 - June 15, 2025
Maturity Date of Note			June 21, 2024 - June 15, 2026
In-Default			$ 20,000
Collateral			Unsecured
Balance			$ 1,576,250
Settlement of pre-existing debt of target acquisition			(1,547,000)
Debt acquired in acquisition - Victorville
Debt discount
Debt acquired in acquisition - Rancho Mirage
Amortization of debt discount
Repayments			(9,250)		(20,750)
Balance			20,000		1,576,250
Less: short term			20,000		1,576,250
Long term
Proceeds					1,547,000
Debt acquired in acquisition - SWC					50,000
Notes Payable, Current			$ 1,576,250
Notes Payable Payables [Member] | Loan 18 29 30 And 31 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate percentage			15.00%
Default Interest Rate			15.00%
Notes Payable Payables [Member] | Loan 18 29 30 And 31 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate percentage			18.00%
Default Interest Rate			18.00%
Notes Payable Payables [Member] | Acquired Debt Loan Thirty Six [Member]
Debt Instrument [Line Items]
Date of Note			November 15, 2023
Interest rate percentage			1.00%
Default Interest Rate			1.00%
In-Default
Collateral			Building/Hotel
Balance
Settlement of pre-existing debt of target acquisition
Debt acquired in acquisition - Victorville
Debt discount
Debt acquired in acquisition - Rancho Mirage			1,700,000
Amortization of debt discount
Repayments
Balance			1,700,000
Less: short term			1,700,000
Long term
Proceeds
Debt acquired in acquisition - SWC
Notes Payable, Current
Notes Payable Payables [Member] | Acquired Debt Loan 37 [Member]
Debt Instrument [Line Items]
Date of Note			April 15, 2025
Maturity Date of Note			April 15, 2026
Interest rate percentage			15.00%
Default Interest Rate			15.00%
In-Default
Collateral			All Assets
Balance
Settlement of pre-existing debt of target acquisition
Debt acquired in acquisition - Victorville			1,140,000
Debt discount			(66,500)
Debt acquired in acquisition - Rancho Mirage
Amortization of debt discount			47,500
Repayments
Balance			1,121,000
Less: short term			1,121,000
Long term
Proceeds
Debt acquired in acquisition - SWC
Notes Payable, Current
Notes Payable Payables [Member] | Acquired Debt Loan 38 [Member]
Debt Instrument [Line Items]
Date of Note			May 22, 2025
Maturity Date of Note			May 22, 2026
Interest rate percentage			15.00%
Default Interest Rate			15.00%
In-Default
Collateral			All Assets
Balance
Settlement of pre-existing debt of target acquisition
Debt acquired in acquisition - Victorville			2,335,000
Debt discount			(184,784)
Debt acquired in acquisition - Rancho Mirage
Amortization of debt discount			97,290
Repayments
Balance			2,247,506
Less: short term			2,247,506
Long term
Proceeds
Debt acquired in acquisition - SWC
Notes Payable, Current

[1]	In connection with the acquisition of SWC on March 31, 2025, the Company acquired notes payable, which became convertible on that date, with an aggregate fair value of $
[2]	The debt discounts for these convertible notes were determined using the commitment date valuation of the embedded derivative liabilities. In accordance with ASC 470-20-25, each discount was capped at the note’s face value, with any excess fair value recorded as derivative expense.
[3]	In connection with the acquisition of Skytech on March 31, 2025, the Company acquired notes payable with an aggregate fair value of $